Sep. 28, 2021
Government Money Market I Fund
Fund Summary: Government Money Market I Fund
Investment Objective
The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized by cash and/or U.S. Government securities. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and/or repurchase agreements that are collateralized by U.S. Government securities. A “government money market fund” under Rule 2a-7, such as the Fund, may, but is not required to, impose liquidity fees and redemption gates. The Fund’s Board of Directors has determined that the Fund will not be subject to the liquidity fee and redemption gate provisions of Rule 2a-7, although the Board may elect to impose liquidity fees or redemption gates in the future.The Fund is a money market fund and seeks to maintain a stable share price of $1.00. In order to do this, the Fund must follow rules of the Securities and Exchange Commission (“SEC”) as to the liquidity, diversification and maturity of its investments.Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund
You could lose money by investing in the Fund.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.The following is a summary of the principal risks of investing in the Fund.Credit Risk. The Fund may suffer losses if the issuer of a fixed income security owned by the Fund is unable to make interest or principal payments. Credit risk is expected to be low for the Fund because of its investment in U.S. Government securities.Interest Rate Risk. While the Fund will invest primarily in short-term securities, you should be aware that the value of the Fund’s investments may be subject to changes in interest rates. A decline in interest rates will generally affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase or decrease in interest rates would change the value of your investment in the Fund. In addition, when interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and date. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of the Fund to decline.U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have low credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the FTSE Treasury Bill 3 Month Index. Prior to September 28, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold as part of its principal investment strategy. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
During the period shown in the bar chart:Highest QuarterlyReturn:June 30, 20190.47%Lowest QuarterlyReturn:March 31, 20150.00%Year to Date MostRecent Quarter:June 30, 20210.00%
Average Annual Total Returns (For the periods ended December 31, 2020)